Fair Value Measurement (Details) - Schedule of Assumptions - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible notes [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected volatility	22.00%	28.00%
Risk-free interest rate (per annum)	4.00%	4.10%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)	$ 1.75	$ 2.78
Bond yield	10.60%	13.30%
Discount rate
Annual per store revenue growth rate
Liability-settled share-based payment to non-employee [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected volatility	64.00%	26.00%
Risk-free interest rate (per annum)	5.23%	4.39%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)	$ 1.75	$ 2.78
Bond yield
Discount rate
Annual per store revenue growth rate
Deferred contingent consideration [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected volatility	22.00%
Risk-free interest rate (per annum)	4.20%
Expected dividend yield	0.00%
Fair value of the underlying ordinary share (in Dollars per share)	$ 1.75
Bond yield
Discount rate	23.00%
Annual per store revenue growth rate	2.00%
ESA derivative liabilities [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected dividend yield		0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 2.78
Bond yield
ESA derivative liabilities [Member] | Minimum [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected volatility		18.00%
Risk-free interest rate (per annum)		4.05%
ESA derivative liabilities [Member] | Maximum [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected volatility		26.00%
Risk-free interest rate (per annum)		4.62%
Warrants liabilities [Member]
Fair Value Measurement (Details) - Schedule of Assumptions [Line Items]
Expected volatility		26.00%
Risk-free interest rate (per annum)		4.07%
Expected dividend yield		0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 2.78
Bond yield